Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2024
Cash and Cash Equivalents [Abstract]
Schedule of Cash and Cash Equivalents
	December 31, 2024	December 31, 2023
Cash on hand	$6,795	$7,975
Checking accounts	61,475	44,742
Demand deposits	21,130,931	4,226,503
Time deposits	16,273,100	42,498,552
	37,472,301	46,777,772
Restricted deposits (Refer to clause b) below and Note 7)	(15,773,099)	(41,470,915)
	$21,699,202	$5,306,857